Remuneration System for the Management Board and Employees of the Group - Morphosys us Inc. - Restricted stock unit plan - Additional Information (Detail)		7 Months Ended	12 Months Ended
	Oct. 01, 2020 shares	Oct. 20, 2020 shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Nov. 30, 2020 EUR (€)	Apr. 30, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payment Expense			€ 8,955,000	€ 6,654,000	€ 5,585,000
2019 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted							€ 106.85
Share-based Payment Expense			€ 38,888	1,076,158
Performance Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			0
Performance Share [Member] | 2019 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted			€ 93.82	127.90		€ 94.14
Share-based Payment Expense			682,162	1,294,974
Number of shares granted | shares		3,349
Restricted Shares [Member] | 2019 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payment Expense			600,445	€ 269,415
Restricted Shares [Member] | 2020 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted			93.82			€ 94.14
Share-based Payment Expense			€ 1,916,267
Number of shares granted | shares	7,678